Employee compensation and benefits - Income statement charge (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Employee Compensation And Benefits [Abstract]
Defined benefit pension plans	$ 243	$ 146	$ 176
Defined contribution pension plans	767	775	758
Pension plans	1,010	921	934
Defined benefit and contribution healthcare plans	27	25	15
Post-employment benefits	$ 1,037	$ 946	$ 949